Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,349.7	$ 1,134.8	$ 1,086.8
Accumulated depreciation	(670.3)	(541.2)	(448.4)
Total property, plant and equipment, net	679.4	593.6	638.4
Land and land improvements [Member}
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40.8	40.2	43.5
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	102.1	89.9	110.9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	390.4	342.3	328.6
Instruments [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	780.5	633.3	573.0
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 35.9	$ 29.1	$ 30.8